Right-of-use assets and leases liabilities - Right of use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Right-of-use assets, beginning of period	$ 25,430,956	$ 14,477,970
Additions to right-of-use assets	7,109,483	14,984,916
Exercise of buy-out options into property plant and equipment	(353,200)	(191,149)
Depreciation on right-of-use assets	(5,395,695)	(3,840,781)
Right-of-use assets, end of period	26,791,544	25,430,956
TMS devices
Right-of-use assets
Right-of-use assets, beginning of period	10,726,251	5,010,533
Additions to right-of-use assets	3,063,980	7,613,914
Exercise of buy-out options into property plant and equipment	(353,200)	(191,149)
Depreciation on right-of-use assets	(2,505,088)	(1,707,047)
Right-of-use assets, end of period	10,931,943	10,726,251
Center locations
Right-of-use assets
Right-of-use assets, beginning of period	14,704,705	9,467,437
Additions to right-of-use assets	4,045,503	7,371,002
Depreciation on right-of-use assets	(2,890,607)	(2,133,734)
Right-of-use assets, end of period	$ 15,859,601	$ 14,704,705